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                            SENTINEL BENEFIT PROVIDER

                   A VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                   INTENDED PRIMARILY FOR THE CORPORATE MARKET


        Supplement dated November 1, 2001 to Prospectus dated May 1, 2001

         National Life Insurance Company has made the following enhancements to the Sentinel Benefit Provider Policy:

TAX COMPLIANCE TESTING:

For purposes of testing compliance with section 7702 of the Internal Revenue Code, uni-smoke factors will be used instead of the smoker distinct factors used previously.

REDUCTION IN CURRENT SEPARATE ACCOUNT ADMINISTRATION CHARGE AFTER POLICY YEAR
20:

National Life now currently intends to reduce the Separate Account Administration Charge for Policy years after Policy Year 20 to 0.07%, from 0.10%. This cost reduction is not guaranteed, however, and will be continued only if our expense experience with the Policies justifies it.

REDUCED INTEREST ON POLICY LOANS:

National Life now charges the interest rates shown below on Policy Loans. Previously applicable interest rates are also shown for comparison. These reduced interest rates are not guaranteed, however, and National Life may in the future begin to charge the previously applicable interest rates.

                                            CURRENT        PREVIOUSLY APPLICABLE
                                          INTEREST RATE        INTEREST RATE
                                          -------------        -------------

             Policy Years 1 to 7:            4.47%                4.60%
             Policy Years 8 to 10:           4.37%                4.50%
             Policy Years 11 to 20:          4.27%                4.40%
             Policy Years 21 and after:      4.22%                4.35%

REVISED COST OF INSURANCE RATES FOR GUARANTEED ISSUE:

National Life has begun to apply current Cost of Insurance Rates for Policies issued on the basis of guaranteed issue underwriting which are lower than the rates previously applied for most ages and durations. Guaranteed Cost of Insurance Rates are unchanged, however.

ENHANCEMENT TO CASH SURRENDER VALUE IN THE EARLY YEARS:

During the first five Policy Years, Cash Surrender Values will be enhanced, to the extent shown below. National Life intends to recover these enhancements through charge-backs of distribution expenses. The enhancements are not guaranteed, however.


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POLICY YEAR    CASH SURRENDER VALUE ENHANCEMENT

   1           lesser of:       (w) 4% of the first year premium, or
                                (x) 2/3 of the total first year Distribution
                                    Charge

   2           sum of:
               (a) lesser of:   (w) 4% of the first year premium, or
                                (x) 2/3 of the total first year Distribution
                                    Charge; and
               (b) lesser of:   (y) 6% of second year premium or
                                (z) the second year Distribution Charge

   3           sum of:
               (a) lesser of:   (w) 4% of the first year premium, or
                                (x) 2/3 of the total first year Distribution
                                    Charge; and
               (b) lesser of:   (y) 6% of second year premium or
                                (z) the second year Distribution Charge

   4           60% of the sum of:
               (a) lesser of:   (w) 4% of the first year premium, or
                                (x) 2/3 of the total first year Distribution
                                    Charge; and
               (b) lesser of:   (y) 6% of second year premium or
                                (z) the second year Distribution Charge

   5           20% of the sum of:
               (a) lesser of:   (w) 4% of the first year premium, or
                                (x) 2/3 of the total first year Distribution
                                    Charge; and
               (b) lesser of:   (y) 6% of second year premium or
                                (z) the second year Distribution Charge

PLANNED PERIODIC PREMIUM SCHEDULES

         If you elect a Planned Periodic Premium Schedule, we now offer only an annual periodic billing mode, rather than annual, semi-annual or quarterly, as stated on page 23 of the Prospectus.



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